Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.10%
Alabama: 1.07%
Education revenue: 1.07%
University of North Alabama Revenue Bonds General Fee Series A	5.00%	11-1-2022	$ 265,000	$ 265,362
Arizona: 1.22%
GO revenue: 1.22%
Maricopa County AZ Elementary School District #25 Liberty School Improvement Project 2019 Series A (AGM Insured)	5.00	7-1-2023	300,000	304,025
California: 8.40%
Education revenue: 0.41%
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project Series A 144A	5.00	6-15-2051	125,000	102,129
GO revenue: 2.16%
Newman-Crows Landing Unified School District 2022 ¤	0.00	8-1-2025	600,000	536,925
Health revenue: 0.42%
California Municipal Finance Authority Revenue Refunding Bonds Eisenhower Medical Center Series A	5.00	7-1-2027	100,000	103,438
Housing revenue: 2.56%
California Municipal Finance Authority Special Finance Agency XII California Essential Housing Revenue Bond Allure Apartments Series A-2 Junior Bonds 144A	4.38	8-1-2049	200,000	143,980
California Municipal Finance Authority Student Housing Revenue Bond CHF Riverside I LLC - University of California Riverside North District Phase 1 Student Housing Project	5.00	5-15-2029	375,000	386,904
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bonds Mezzanine Lien Waterscape Apartments Series 2021B 144A	4.00	9-1-2046	150,000	105,188
				636,072
Miscellaneous revenue: 2.85%
California Infrastructure & Economic Development Bank Lease Revenue Teachers Retirement	5.00	8-1-2030	310,000	336,450
San Francisco City & County CA 49 South Van Ness Project Green Bond Series A	4.00	4-1-2034	370,000	371,388
				707,838
				2,086,402
Colorado: 5.37%
Education revenue: 2.26%
Colorado ECFA Revenue Improvement & Refunding Bonds Charter School	5.00	3-15-2027	535,000	561,537
Health revenue: 1.79%
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	500,000	444,936
See accompanying notes to portfolio of investments

Allspring Municipal Sustainability Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.32%
Regional Colorado Transportation District Private Activity Bond Denver Transit Partners Eagle P3 Project Series A	4.00%	7-15-2040	$ 375,000	$ 326,052
				1,332,525
District of Columbia: 1.07%
Water & sewer revenue: 1.07%
District of Columbia Water & Sewer Authority Public Utility Green Bond Series A	5.00	10-1-2038	250,000	264,544
Florida: 0.42%
Education revenue: 0.42%
Florida Development Finance Corporation Educational Facilities United Cerebral Palsy Charter Schools Projects Social Bonds Series A	5.00	6-1-2050	125,000	103,550
Georgia: 1.02%
Education revenue: 1.02%
Georgia Private Colleges & Universities Authority Mercer University Project Series 2022	5.25	10-1-2051	250,000	253,599
Guam: 1.01%
Water & sewer revenue: 1.01%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	250,000	250,197
Idaho: 1.55%
Health revenue: 1.55%
Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series A	5.00	12-1-2047	385,000	385,023
Illinois: 18.35%
Education revenue: 2.33%
Illinois Finance Authority LEARN Charter School Project	4.00	11-1-2051	750,000	578,298
GO revenue: 3.63%
Chicago IL Series A	6.00	1-1-2038	375,000	387,687
Decatur IL Green Bond (BAM Insured)	5.00	3-1-2024	375,000	381,220
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	155,000	131,569
				900,476
Health revenue: 2.40%
Southwestern Illinois Development Authority Health Facility Revenue Bonds Series 2017A	5.00	2-15-2025	580,000	596,327
Miscellaneous revenue: 2.42%
Illinois Finance Authority Clean Water Initiative Revolving Fund	5.00	7-1-2024	585,000	601,691
Tax revenue: 2.06%
Chicago IL Transit Authority Sales Tax Receipts (AGM Insured)	5.00	12-1-2046	500,000	510,989
Transportation revenue: 2.64%
Chicago IL Public Building Commission Chicago Transit Authority (Ambac Insured)	5.25	3-1-2031	600,000	656,796
See accompanying notes to portfolio of investments

2  |  Allspring Municipal Sustainability Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 2.87%
Chicago IL Wastewater Transmission Series C	5.00%	1-1-2024	$ 700,000	$ 712,684
				4,557,261
Indiana: 5.59%
Health revenue: 1.25%
Indiana Finance Authority Hospital Revenue Reid Health Series 2022 (AGM Insured)	5.00	1-1-2041	300,000	311,341
Miscellaneous revenue: 2.22%
Indiana Finance Authority State Revolving Fund Program Refunding Green Bonds Series E	5.00	2-1-2047	500,000	549,976
Water & sewer revenue: 2.12%
Indiana Finance Authority State Revolving Fund Program Refunding Green Bonds Series B	5.00	2-1-2028	500,000	526,709
				1,388,026
Louisiana: 0.63%
Water & sewer revenue: 0.63%
New Orleans LA Water Revenue (BAM Insured)	5.00	12-1-2034	150,000	155,712
Maryland: 1.95%
Housing revenue: 1.95%
Maryland CDA Department Housing & Community Development Woodside Gardens Series A 144A	1.33	1-1-2024	500,000	485,495
Massachusetts: 3.79%
Education revenue: 2.11%
Massachusetts Development Finance Agency Boston College Issue Series U	5.00	7-1-2025	500,000	522,896
Health revenue: 1.68%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2025	125,000	127,033
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series D	5.00	7-1-2044	300,000	291,471
				418,504
				941,400
Michigan: 4.22%
Miscellaneous revenue: 2.12%
Michigan Building Authority Series I	5.00	10-15-2031	500,000	526,598
Tax revenue: 0.40%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	100,000	100,175
Water & sewer revenue: 1.70%
Great Lakes MI Water Authority Water Supply System Series D	5.00	7-1-2031	400,000	421,699
				1,048,472
See accompanying notes to portfolio of investments

Allspring Municipal Sustainability Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.34%
Education revenue: 0.34%
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020A	5.00%	9-1-2055	$ 100,000	$ 85,080
Nevada: 4.67%
GO revenue: 4.67%
Clark County NV Flood Control District	5.00	11-1-2029	500,000	548,610
Clark County NV School District Building Series A	4.00	6-15-2035	625,000	611,985
				1,160,595
New Jersey: 1.53%
Miscellaneous revenue: 1.09%
New Jersey EDA Series XX	4.00	6-15-2024	270,000	271,059
Tax revenue: 0.44%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	100,000	108,427
				379,486
New York: 6.88%
Education revenue: 4.15%
Allegany County NY Capital Resource Corporation Tax-Exempt Revenue Bonds Series 2022A	5.00	12-1-2026	390,000	394,887
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2041	150,000	139,160
New York Dormitory Authority Non-State Supported Debt Series A	5.00	7-1-2038	270,000	286,463
Tompkins County Development Corporation Tax-Exempt Revenue Refunding Bonds Series 2017	5.00	7-1-2041	205,000	209,680
				1,030,190
GO revenue: 0.51%
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	125,000	127,030
Water & sewer revenue: 2.22%
New York Environmental Facilities Corporation Clean Water & Drinking Water New York City Municipal Water Finance Authority Project Series A	5.00	6-15-2032	500,000	550,100
				1,707,320
North Carolina: 0.74%
Housing revenue: 0.74%
North Carolina Capital Facilities Finance Refunding Bonds The Arc of North Carolina Projects Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2024	180,000	183,378
Oklahoma: 0.99%
Miscellaneous revenue: 0.99%
McIntosh County Educational Facilities Authority Educational Facilities Lease Revenue Bonds Series 2022	2.00	9-1-2023	250,000	244,737
See accompanying notes to portfolio of investments

4  |  Allspring Municipal Sustainability Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 3.87%
GO revenue: 2.11%
Bend OR Series 2020	5.00%	6-1-2050	$ 500,000	$ 523,650
Health revenue: 1.76%
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2031	430,000	437,639
				961,289
Pennsylvania: 8.67%
Education revenue: 2.75%
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	250,000	235,850
Philadelphia PA IDA Saint Joseph's University Series C	4.00	11-1-2037	500,000	445,755
				681,605
Health revenue: 3.76%
Lancaster County Hospital Authority Series 2021	5.00	11-1-2051	625,000	616,997
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	375,000	316,832
				933,829
Transportation revenue: 2.16%
Pennsylvania Turnpike Commission Turnpike Series B-1	5.25	6-1-2047	535,000	537,214
				2,152,648
South Carolina: 1.13%
Education revenue: 1.13%
South Carolina Jobs EDA Revenue Wofford College Project	5.00	4-1-2033	270,000	281,891
Texas: 3.49%
GO revenue: 2.56%
Dallas County TX Hospital District Limited Tax	5.00	8-15-2030	625,000	634,457
Water & sewer revenue: 0.93%
Texas Water Development Board State Water Implementation Revenue Fund For Texas Revenue Bonds Series 2018B	5.00	4-15-2024	225,000	231,064
				865,521
Utah: 4.27%
Housing revenue: 4.27%
Utah Board of Higher Education University of Utah Bonds Series 2022B	5.00	8-1-2042	1,000,000	1,059,723
Washington: 5.26%
Education revenue: 0.61%
Washington HEFAR Seattle University Project	5.00	5-1-2027	145,000	152,183
GO revenue: 2.66%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2026	625,000	660,877
See accompanying notes to portfolio of investments

Allspring Municipal Sustainability Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.99%
Chelan County WA Public Utility District #001 Consolidated Revenue Refunding Bonds Governmental Series A	4.00%	7-1-2036	$ 500,000	$ 492,610
				1,305,670
Wisconsin: 0.60%
Health revenue: 0.60%
PFA Hospital Revenue Bonds Carson Valley Medical Center Series A	4.00	12-1-2051	200,000	149,038
Total Municipal obligations (Cost $26,703,138)				24,357,969

		Yield	Shares
Short-term investments: 0.61%
Investment companies: 0.61%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		2.10	149,736	149,826
Total Short-term investments (Cost $149,826)				149,826
Total investments in securities (Cost $26,852,964)	98.71%			24,507,795
Other assets and liabilities, net	1.29			321,102
Total net assets	100.00%			$24,828,897

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
See accompanying notes to portfolio of investments

6  |  Allspring Municipal Sustainability Fund

Portfolio of investments—September 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$1,657,378	$868,904	$(2,376,456)	$174	$(174)	$149,826	149,736	$686
See accompanying notes to portfolio of investments

Allspring Municipal Sustainability Fund  |  7

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$24,357,969	$0	$24,357,969
Short-term investments
Investment companies	149,826	0	0	149,826
Total assets	$149,826	$24,357,969	$0	$24,507,795
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Municipal Sustainability Fund